Income tax expense	12 Months Ended
Jun. 30, 2020
Income tax expense
Income tax expense

10 Income tax expense

	2020	2019	2018
	£’000	£’000	£’000
Current tax:
Current tax on loss/(profit) for the year	551	(498)	(1,809)
Adjustment in respect of previous years	(598)	229	2,590
Foreign tax	(942)	(214)	(723)
Total current tax (expense)/credit	(989)	(483)	58
Deferred tax:
US deferred tax:
Origination and reversal of temporary differences	4,591	(3,452)	(9,371)
Re-measurement of US deferred tax asset	(3,916)	—	—
Adjustment in respect of previous years	(1,150)	776	(1,787)
Impact of change in US federal corporate income tax rate on opening balance(1)	—	—	(48,954)
Total US deferred tax expense (note 17)	(475)	(2,676)	(60,112)
UK deferred tax:
Origination and reversal of temporary differences	2,452	(5,515)	(3,650)
Adjustment in respect of previous years	512	79	242
Impact of change in UK corporation tax rate	(3,915)	—	—
Total UK deferred tax expense (note 17)	(951)	(5,436)	(3,408)
Total deferred tax expense	(1,426)	(8,112)	(63,520)
Total income tax expense	(2,415)	(8,595)	(63,462)

A reconciliation of the total income tax expense is as follows:

	2020	2019	2018
	£’000	£’000	£’000
(Loss)/profit before income tax	(20,818)	27,476	25,833
Profit before tax multiplied by weighted average US federal corporate income tax rate of 21.0% (2019: 21.0%; 2018: 28.0%)	4,372	(5,770)	(7,233)
Tax effects of:
Adjustment in respect of previous years	(1,236)	1,085	923
Difference in tax rates on non-US operations	26	63	491
Recognition of UK R&D tax claims in respect of previous years	537	—	—
Foreign exchange gains on US dollar denominated tax basis	735	1,311	238
Expenses not deductible for tax purposes	(2,933)	(3,093)	(695)
Impact of change in US federal corporate income tax rate on opening balance(1)	-	—	(48,954)
Re-measurement of unrealized foreign exchange US deferred tax asset (2)	-	—	(8,795)
Re-measurement of foreign tax credit US deferred tax asset(3)	(3,916)	(2,191)	1,637
One time mandatory US tax charge	-	—	(1,074)
Total income tax expense	(2,415)	(8,595)	(63,462)
(1)

The deferred tax expense for the year ended 30 June 2018 included a non-cash, tax accounting write-off of £49.0 million following the enactment of US tax reform on 22 December 2017. The non-cash write-off was primarily due to the reduction in the US federal corporate income tax rate from 35% to 21% which necessitated re-measurement of the then existing US deferred tax position.

(2)

It is no longer deemed probable that the cumulative unrealized foreign exchange gains or losses arising on USD denominated debt will be deductible for US tax purposes when realized. The associated deferred tax asset was therefore derecognized resulting in a non-cash tax expense of £8.8 million in the year ended 30 June 2018. Unrealized foreign exchange gains or losses arising on USD denominated debt are now treated as permanent differences within expenses not deductible for tax purposes.

(3)

The deferred tax asset associated with foreign tax credits is continuously re-measured. This has resulted in a write-off of £3.9 million (2019: write-off of £2.2 million; 2018: write back of £1.6 million).

In addition to the amount recognized in the statement of profit or loss, the following amounts relating to tax have been recognized directly in other comprehensive income:

	2020	2019	2018
	£’000	£’000	£’000
US deferred tax (note 17)	422	(2,208)	(17,494)
UK deferred tax (note 17)	1,479	2,842	(4,190)
Total deferred tax	1,901	634	(21,684)
Current tax	(1,799)	(1,900)	—
Total income tax credit/(expense) recognized in other comprehensive income	102	(1,266)	(21,684)